Summary of Accounting Principles (Long-Term Receivables) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment [Line Items]
Percentage Long Term Receivables High Credit Risk	8.00%	9.00%
Financing Receivable, net	$ 1,262	$ 1,297
Financing Receivable, Reserve for Credit Losses and Exposure, Individually Evaluated For Impairment	10	49
Long-term Trade Accounts Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, net	838	714
Notes and Leases Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Financing Receivable, net	$ 424	$ 583